Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average
			Summary	Average
			Compensation	Compensation	Value of Initial Fixed $100
	Summary		Table Total for	Actually Paid to	Investment Based on:
	Compensation	Compensation	Non-PEO Named	Non-PEO Named	Total	Peer Group Total		SG&A
	Table Total	Actually Paid	Executive	Executive	Shareholder	Shareholder	Net	Percentage of
Year	for PEO (1)	to PEO (2)	Officers (1)	Officers (2)	Return (TSR)	Return	Income	Billings (4)
2022	$4,787,929	$5,547,279	$1,338,317	$1,416,376	$97.66	$119.45	$89,219,000	10.46%
2021	$3,209,550	$2,339,350	$1,802,672	$1,649,422	$89.27	$177.06	$69,906,000	10.34%
2020	$1,388,550	$480,650	$479,491	$408,849	$95.22	$144.92	$55,765,000	10.97%

(1)   Our PEO was Timothy McGrath for all years presented in the table. Our NEOs were Thomas Baker and Patricia Gallup for all years presented in the table.

(2)   The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	PEO			Average of NEO's
	2022	2021	2020	2022	2021	2020
Total Compensation from SCT	$4,787,929	$3,209,550	$1,388,550	$1,338,317	$1,802,672	$479,491
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	$(2,165,200)	$(887,200)	$-	$(541,300)	$(1,074,200)	$-
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,876,000	$862,600	$-	$469,000	$970,425	$-
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$603,200	$(790,400)	$(604,350)	$84,825	$(42,640)	$(35,254)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	$-	$-	$-	$-	$-	$-
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$445,350	$(55,200)	$(303,550)	$65,534	$(6,835)	$(35,388)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$-	$-	$-	$-	$-	$-
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$-	$-	$-	$-	$-	$-
Compensation Actually Paid	$5,547,279	$2,339,350	$480,650	$1,416,376	$1,649,422	$408,849

(3)   Our peer group for the calculation of Total Shareholder Return, or TSR, is the NASDAQ Composite-Total Return.

(4)   SG&A percentage of billings, a non-GAAP financial measure, is calculated as total SG&A expenses (less any exclusions approved by the Subcommittee) divided by total billings of products and services delivered to customers. We define total billings delivered to customers as net sales plus the amount we are required to net for sales of software under ASC 606. In 2021, the Subcommittee approved $5 million of uncontrolled medical expenses to be excluded from total SG&A expenses.

Company Selected Measure Name	SG&A percentage of billings
Named Executive Officers, Footnote [Text Block]	(1) Our PEO was Timothy McGrath for all years presented in the table. Our NEOs were Thomas Baker and Patricia Gallup for all years presented in the table.
Peer Group Issuers, Footnote [Text Block]	(3) Our peer group for the calculation of Total Shareholder Return, or TSR, is the NASDAQ Composite-Total Return.
PEO Total Compensation Amount	$ 4,787,929	$ 3,209,550	$ 1,388,550
PEO Actually Paid Compensation Amount	$ 5,547,279	2,339,350	480,650
Adjustment To PEO Compensation, Footnote [Text Block]

(2)   The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	PEO			Average of NEO's
	2022	2021	2020	2022	2021	2020
Total Compensation from SCT	$4,787,929	$3,209,550	$1,388,550	$1,338,317	$1,802,672	$479,491
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	$(2,165,200)	$(887,200)	$-	$(541,300)	$(1,074,200)	$-
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,876,000	$862,600	$-	$469,000	$970,425	$-
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$603,200	$(790,400)	$(604,350)	$84,825	$(42,640)	$(35,254)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	$-	$-	$-	$-	$-	$-
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$445,350	$(55,200)	$(303,550)	$65,534	$(6,835)	$(35,388)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$-	$-	$-	$-	$-	$-
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$-	$-	$-	$-	$-	$-
Compensation Actually Paid	$5,547,279	$2,339,350	$480,650	$1,416,376	$1,649,422	$408,849

Non-PEO NEO Average Total Compensation Amount	$ 1,338,317	1,802,672	479,491
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,416,376	1,649,422	408,849
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)   The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	PEO			Average of NEO's
	2022	2021	2020	2022	2021	2020
Total Compensation from SCT	$4,787,929	$3,209,550	$1,388,550	$1,338,317	$1,802,672	$479,491
Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year	$(2,165,200)	$(887,200)	$-	$(541,300)	$(1,074,200)	$-
Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,876,000	$862,600	$-	$469,000	$970,425	$-
Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$603,200	$(790,400)	$(604,350)	$84,825	$(42,640)	$(35,254)
Increase for vesting date fair value of awards granted and vested during the covered fiscal year	$-	$-	$-	$-	$-	$-
Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$445,350	$(55,200)	$(303,550)	$65,534	$(6,835)	$(35,388)
Decrease for fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$-	$-	$-	$-	$-	$-
Increase for dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$-	$-	$-	$-	$-	$-
Compensation Actually Paid	$5,547,279	$2,339,350	$480,650	$1,416,376	$1,649,422	$408,849

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs SG&A Percentage of Billings
Tabular List [Table Text Block]

The following lists the financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2022 (our most recently completed fiscal year), to company performance:

Company Performance Measures

Net income
SG&A percentage of billings

Of these measures, we have identified SG&A percentage of billings as the most important of our financial performance measures (that is not already required to be disclosed in the pay versus performance table above) used to link CAP Amounts for our executives for 2022 to company performance.

Total Shareholder Return Amount	$ 97.66	89.27	95.22
Peer Group Total Shareholder Return Amount	119.45	177.06	144.92
Net Income (Loss)	$ 89,219,000	$ 69,906,000	$ 55,765,000
Company Selected Measure Amount | item	10.46	10.34	10.97
PEO Name	Timothy McGrath
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	SG&A percentage of billings
Non-GAAP Measure Description [Text Block]

(4)   SG&A percentage of billings, a non-GAAP financial measure, is calculated as total SG&A expenses (less any exclusions approved by the Subcommittee) divided by total billings of products and services delivered to customers. We define total billings delivered to customers as net sales plus the amount we are required to net for sales of software under ASC 606. In 2021, the Subcommittee approved $5 million of uncontrolled medical expenses to be excluded from total SG&A expenses.

PEO [Member] | Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,165,200)	$ (887,200)
PEO [Member] | Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,876,000	862,600
PEO [Member] | Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	603,200	(790,400)	$ (604,350)
PEO [Member] | Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	445,350	(55,200)	(303,550)
Non-PEO NEO [Member] | Decrease for aggregate value for stock awards and option awards included in SCT for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(541,300)	(1,074,200)
Non-PEO NEO [Member] | Increase for fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	469,000	970,425
Non-PEO NEO [Member] | Increase (decrease) in year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	84,825	(42,640)	(35,254)
Non-PEO NEO [Member] | Increase (decrease) in change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 65,534	$ (6,835)	$ (35,388)